Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Disposal of inventory				$ 114,229
Amounts due from related parties		$ 84,838
Amounts due to related parties		4,913,964	5,429,440
Proceeds from related party debt		9,200,975	2,475,728
Repayments of related party debt		9,702,083	1,063,323
Zhida Hong [Member]
Amounts due from related parties		1,316,118
Amounts due to related parties	[1]	3,727,371	$ 5,043,489
Proceeds from related party debt		2,200,000
Repayments of related party debt		$ 3,600,000

[1]	The decrease was due to net repayment of debt due to Zhida Hong. During years ended March 31, 2021, the Company received financial support of $2.2 million from Zhida Hong and repaid $3.6 million of debts due to him.